Schedule of Liability for the Sale of Future Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Conduit Pharmaceuticals Ltd [Member]
Beginning balance, deferred revenue	$ 4,083
Sale of future royalties
Foreign currency exchange impact	90
Ending balance, deferred revenue	4,173	$ 4,083
Conduit Pharmaceuticals Limited [Member]
Beginning balance, deferred revenue	$ 4,083	2,958
Sale of future royalties		1,439
Foreign currency exchange impact		(314)
Ending balance, deferred revenue		$ 4,083